Investments (Details)					1 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Jun. 30, 2013 Investment in an equity interest of company CNY	Dec. 31, 2013 Investment in preferred shares of two companies CNY item	Dec. 31, 2013 Investment in preferred shares of company one	Dec. 31, 2013 Investment in preferred shares of company two
Investments
Cost investments		47,110,000
Equity investments		14,919,000	2,950,000
Total	10,246,000	62,029,000	2,950,000
Investments
Minimum equity interest in an investee company (as a percent)				20.00%		10.00%	10.00%
Original investment				15,000,000
Number of companies whose preferred stock is acquired by the entity under the agreement					2
Consideration to acquire minority stake					28,000,000